Non-interest income (Tables)	12 Months Ended
Sep. 30, 2022
Non-interest income
Schedule of non-interest income

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Net fee income
Facility fees	686	717	731	644	671
Transaction fees	1,132	993	1,021	940	851
Other non-risk fee income	122	-	48	116	(123)
Fee income	1,940	1,710	1,800	1,700	1,399
Credit card loyalty programs	(126)	(101)	(102)	(94)	(71)
Transaction fee related expenses	(143)	(127)	(106)	(115)	(104)
Fee expenses	(269)	(228)	(208)	(209)	(175)
Net fee income	1,671	1,482	1,592	1,491	1,224

Net wealth management and insurance income
Net wealth management income	726	657	631	-	-
Life insurance premium income	834	1,077	1,297	-	-
General insurance and lenders mortgage insurance (LMI) net premium earned	-	387	499	-	-
Life insurance investment and other income[2]	(141)	59	64	-	-
General insurance and LMI investment and other income	-	76	42	-	-
Total insurance premium, investment and other income	693	1,599	1,902	-	-
Life insurance claims, changes in life insurance liabilities and other expenses	(611)	(767)	(1,284)	-	-
General insurance and LMI claims and other expenses	-	(278)	(498)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	(611)	(1,045)	(1,782)	-	-
Net wealth management and insurance income	808	1,211	751	-	-

Trading income	664	719	895	601	661

Other income
Dividends received from subsidiaries[3]	-	-	-	6,632	1,184
Transactions with subsidiaries[4]	-	-	-	771	704
Dividends received from other entities	4	4	1	2	2
Net gain/(loss) on sale/derecognition of associates	25	43	316	12	(11)
Net gain/(loss) on disposal of assets	(3)	7	11	(4)	-
Net gain/(loss) on hedging of overseas operations	-	(8)	-	206	(150)
Net gain/(loss) on derivatives held for risk management purposes[5]	9	4	4	9	4
Net gain/(loss) on financial instruments measured at fair value	12	655	(78)	15	118
Net gain/(loss) on disposal of controlled entities and other businesses[6]	(823)	188	-	170	-
Rental income on operating leases	16	41	54	10	21
Share of associates’ net profit/(loss)	(7)	(6)	(23)	-	(2)
Other	69	24	(36)	67	169
Total other income[4]	(698)	952	249	7,890	2,039
Total non-interest income[4]	2,445	4,364	3,487	9,982	3,924

1.

Non-interest income included items relating to compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income of $64 million (2021: $320 million, 2020: $225 million) for the Group, and $24 million (2021: $278 million) for the Parent Entity. Refer to Note 26 for further details.

2.	Includes policyholder tax recoveries.
3.

During the year, Westpac Overseas Holdings No.2 Proprietary Limited (WOH2PL), a wholly-owned subsidiary, paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. Refer to Note 36 for further details.

4.	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.
5.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
6.

2022 included $1,112 million loss on sale of Australian life insurance business, partly offset by the $170 million gain on sale of auto finance and $119 million gain on sale of NZ life insurance. Refer to Note 38 for further details.